Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Sunrise New Energy Co., Ltd.
Trading Symbol	EPOW
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001780731
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40008
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 703, West Zone, R&D Building Zibo Science and Technology Industrial Entrepreneurship Park
Entity Address, Address Line Two	No. 69 Sanying Road
Entity Address, City or Town	Zibo
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 703, West Zone, R&D Building Zibo Science and Technology Industrial Entrepreneurship Park
Entity Address, Address Line Two	No. 69 Sanying Road
Entity Address, City or Town	Zibo
Entity Address, Country	CN
Contact Personnel Name	Haiping Hu
Local Phone Number	1082967728
City Area Code	+86
Entity Address, Postal Zip Code	000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	26,141,350
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	0